Events After the Reporting Date	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Date	EVENTS AFTER THE REPORTING DATE
    Final dividend
On 23 February 2023, Gold Fields declared a final dividend of 445 SA cents per share.
Proposed Joint Venture in Ghana Between Gold Fields and AngloGold Ashanti
On 16 March 2023, Gold Fields and AngloGold Ashanti ("the Ghana JV Parties") announced that they have agreed the key terms of a proposed joint venture in Ghana between Gold Fields’ Tarkwa and AngloGold Ashanti’s neighbouring Iduapriem mines ("the Proposed Ghana JV"). The Tarkwa mine is held by Gold Fields Ghana, in which Gold Fields currently owns a 90% share with a further 10% share held by the Ghanaian government (as a free carried interest). The Iduapriem Mine is currently 100% owned by AngloGold Ashanti. Both mines are located near the town of Tarkwa in the country’s Western Region.
The Ghana JV Parties have agreed in principle on the key terms of the Proposed Ghana JV and will engage with the government of Ghana and other key stakeholders, including relevant regulators, with a view to implementing the Proposed Ghana JV as soon as practically possible. The Ghana JV Parties have agreed to mutual exclusivity during this engagement. It is intended that the Proposed Ghana JV will be an incorporated joint venture, constituted within Gold Fields Ghana and operated by Gold Fields. AngloGold Ashanti will contribute its 100% interest in the Iduapriem Mine to Gold Fields Ghana in return for a shareholding in that company. Excluding the interest to be held by the government of Ghana, Gold Fields will have an interest of 66.7%, or two-thirds, and AngloGold Ashanti will have an interest of 33.3%, or one-third, in the Proposed Ghana JV. Implementation of the Proposed Ghana JV is subject to, among other matters, reaching agreement with the government of Ghana regarding the Proposed Ghana JV, conclusion of confirmatory due diligence and securing all requisite regulatory approvals.